CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flow from operating activities:
Net loss	$ (5,704,855)	$ (1,518,933)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (17,573,810)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	768	1,822	3,175	2,429	9,565	10,333
Vested stock options and warrants	663,770	265,393	1,937,638	172,489	2,667,300	3,331,070
Equity instruments issued for management and consulting	3,775,250	142,813	507,126	726,854	1,869,940	5,645,190
Stock-based registration payments	0	0	0	0	355,124	355,124
Capital contributions resulting from waivers of debt		0	0	0	476,398	476,398
Amortization of debt discount	45,187	84,999	112,031	55,037	285,284	330,471
(Gain) loss on valuation of equity-linked instruments	(78,275)	(213,921)	151,118	(1,145,292)	(631,186)	(709,463)
Changes in assets and liabilities:
Accounts receivable	10,475	(19,277)	(50,294)	15,737	(50,294)	(39,819)
Inventories	(36,811)	0	(97,605)	0	(97,605)	(134,416)
Prepaid expense and other assets	7,141	(22,523)	(22,022)	(4,325)	(30,148)	(23,007)
Notes payable to shareholders	0	0	0	0	(14,957)	(14,957)
Accounts payable	387,294	40,550	71,714	411,883	1,297,735	1,685,029
Accrued expenses	149,347	53,189	92,367	297,216	678,434	827,780
Net cash used in operating activities:	(780,709)	(1,185,888)	(1,781,631)	(820,681)	(5,053,366)	(5,834,075)
Cash flow from investing activities:
Purchase of fixed assets	0	0	0	0	(12,258)	(12,258)
Purchase of intangibles	0	0	0	0	(142,495)	(142,495)
Net cash used in investing activities	0	0	0	0	(154,753)	(154,753)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	372,284	250,500	525,500	604,800	1,583,966	1,956,250
Repayment of convertible debt	(50,000)	0	0	(100,000)	(100,000)	(150,000)
Principal payments on long-term debt	0	(10,267)	(16,267)	(14,334)	(75,667)	(75,667)
Restricted cash in escrow			0	103,333	0
Accrued interest converted to stock	0	22,500				0
Issuance of common stock	437,576	991,500	1,386,000	219,632	3,922,805	4,360,381
Net cash provided by (used in) financing activities	759,860	1,254,233	1,895,233	813,431	5,331,104	6,090,964
Net increase (decrease) in cash	(20,849)	68,345	113,602	(7,249)	122,985	102,136
Cash at beginning of period	122,985	9,383	9,383	16,632	0	0
Cash at end of period	102,136	77,728	122,985	9,383	122,985	102,136
Non cash transactions:
Common stock issued for accrued interest/bonus	99,784	52,000	24,500	0	111,860	211,644
Conversion of accounts payable to convertible debt	0	89,300	89,300	457,300	546,600	546,600
Common stock issued to satisfy debt	807,800	0	50,000	0	224,000	1,031,800
Stock/warrant issued to satisfy accounts payable	$ 395,078	$ 0	$ 20,000	$ 0	$ 20,000	$ 415,078